As filed with the Securities and Exchange Commission on April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10405

Alpine Series Trust
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-888-729-6633
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  January 31, 2009

Item 1. Schedule of Investments.

Schedule of Portfolio Investments
January 31, 2009 (Unaudited)
Alpine Dynamic Balance Fund
		Security
	Shares	Description	Value

	Common Stocks - 62.7%
	Aerospace & Defense - 2.0%
	15,000	Honeywell International, Inc.	$492,150
	6,000	L-3 Communications Holdings, Inc.	474,120
			966,270
	Capital Markets - 0.8%
	15,900	State Street Corp.	369,993

	Chemicals - 2.2%
	3,200	Air Products & Chemicals, Inc.	160,960
	11,000	Mosaic Co.	392,370
	5,000	PPG Industries, Inc.	187,900
	25,000	RPM International, Inc.	307,750
			1,048,980
	Commercial Banks - 0.4%
	6,798	Southside Bancshares, Inc.	129,298
	17,500	Webster Financial Corp.	73,150
			202,448
	Commercial Products & Services - 7.2%
	30,000	AMETEK, Inc.	958,800
	30,500	Autoliv, Inc.	560,895
	59,199	Eagle Materials, Inc.	1,070,318
	27,500	McGrath RentCorp	576,675
	15,000	WESCO International, Inc. (a)	276,300
			3,442,988
	Diversified Financial Services - 2.1%
	40,000	JPMorgan Chase & Co.	1,020,400

	Energy Equipment & Services - 0.7%
	5,000	Diamond Offshore Drilling, Inc.	313,800

	Finance/Banks - 2.6%
	18,000	Bancorp Rhode Island, Inc.	353,160
	43,041	Bank of America Corp.	283,210
	6,000	Bank of Florida Corp. (a)	18,540
	31,500	New York Community Bancorp, Inc.	417,375
	10,432	Wells Fargo & Company	197,165
			1,269,450
	Financial Services - 2.5%
	20,000	Ambac Financial Group, Inc.	22,800
	12,227	Fidelity National Financial, Inc. - Class A	178,759
	9,000	The Goldman Sachs Group, Inc.	726,570
	5,800	The Student Loan Corp.	272,252
			1,200,381
	Food & Staples Retailing - 3.2%
	200	Arden Group, Inc.	22,986
	40,000	CVS Caremark Corp.	1,075,200
	20,000	Sysco Corp.	445,800
			1,543,986
	Food Products - 1.1%
	12,000	Kellogg Co.	524,280

	Health Care Equipment & Supplies - 1.3%
	8,600	Becton, Dickinson & Co.	624,962

	Health Care Providers & Services - 0.9%
	13,000	Mednax, Inc. (a)	436,410

	Hotels, Restaurants & Leisure - 0.6%
	10,000	Darden Restaurants, Inc.	262,200

	Household & Personal Products - 0.5%
	4,000	Colgate-Palmolive Co.	260,160

	Household Durables - 1.7%
	20,000	Ethan Allen Interiors, Inc.	227,800
	20,000	Hovnanian Enterprises, Inc. - Class A (a)	33,800
	28,000	Lennar Corp. - Class A	215,320
	30,000	Pulte Homes, Inc.	304,500
	32,000	Standard Pacific Corp. (a)	45,120
			826,540
	Industrial Conglomerates - 3.4%
	10,000	3M Co.	537,900
	79,600	General Electric Co.	965,548
	25,300	Temple-Inland, Inc.	143,451
			1,646,899
	Information Technology - 0.2%
	5,374	Fidelity National Information Services, Inc.	85,500

	Insurance - 0.1%
	13,100	MBIA, Inc.	50,566

	Machinery - 2.8%
	5,000	Caterpillar, Inc.	154,250
	15,200	Ingersoll-Rand Company, Ltd.	246,392
	14,800	Lincoln Electric Holdings, Inc.	609,316
	12,000	PACCAR Inc.	316,680
			1,326,638
	Media - 0.7%
	15,000	The McGraw-Hill Companies, Inc.	329,850

	Oil, Gas & Consumable Fuels - 7.7%
	15,000	Chevron Corp.	1,057,800
	54,000	CONSOL Energy, Inc.	1,472,040
	13,000	Hess Corp.	722,930
	20,000	Penn Virginia Corp.	412,000
			3,664,770
	Pharmaceuticals - 3.7%
	4,000	Abbott Laboratories	221,760
	27,000	Johnson & Johnson	1,557,630
			1,779,390
	Real Estate Investment Trusts - 6.0%
	20,000	Annaly Capital Management, Inc.	302,800
	15,000	Boston Properties, Inc.	649,500
	12,500	Developers Diversified Realty Corp.	60,000
	45,000	DiamondRock Hospitality Co.	184,500
	10,000	Mack-Cali Realty Corp.	203,200
	12,700	ProLogis	127,127
	13,000	Simon Property Group, Inc.	558,740
	42,272	Sunstone Hotel Investors, Inc.	182,191
	5,000	Ventas, Inc.	139,350
	30,000	Weingarten Realty Investors	485,700
			2,893,108
	Real Estate Management & Development - 0.2%
	8,433	Forestar Real Estate Group, Inc. (a)	94,028

	Retail - 1.5%
	25,000	J.C. Penney Company, Inc.	418,750
	10,000	Walgreen Co.	274,100
			692,850
	Thrifts & Mortgage Finance - 0.1%
	75,600	Fannie Mae	45,360
	8,433	Guaranty Financial Group, Inc. (a)	13,155
			58,515
	Transportation - 1.2%
	15,000	Norfolk Southern Corp.	575,400

	Utilities - 5.3%
	51,000	Allegheny Energy, Inc.	1,695,240
	31,200	SJW Corp.	838,968
			2,534,208
		Total Common Stocks (Cost $51,848,562)	30,044,970

	Investment Companies - 0.1%
	Personal Credit Institutions - 0.1%
	5,000	Medallion Financial Corp.	33,800
		Total Investment Companies (Cost $51,064)	33,800
	Principal
	Amount
	Bonds and Notes - 37.6%
	U.S. Treasury Bonds - 33.0%
	$2,000,000	6.250%, 08/15/2023	2,530,626
	3,000,000	6.000%, 02/15/2026	3,832,032
	8,000,000	5.250%, 11/15/2028	9,465,008
			15,827,666
	U.S. Treasury Notes - 4.6%
	2,000,000	5.000%, 08/15/2011	2,201,094
		Total Bonds and Notes (Cost $16,171,378)	18,028,760
	Shares
	Short-Term Investments - 0.8%
	794	Federated Treasury Obligations Fund	794
	Principal
	Amount
	$ 400,000	U.S. Treasury Bill
		(0.029)%, 03/05/2009 (b)	400,010
		Total Short-Term Investments (Cost $400,804)	400,804
		Total Investments (Cost $68,471,808) - 101.2%	48,508,334
		Liabilities in Excess of Other Assets - (1.2)%	(562,495)
		TOTAL NET ASSETS - 100.0%	$47,945,839

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the calculated yield to maturity.
Schedule of Options Written
January 31, 2009 (Unaudited)
Alpine Dynamic Balance Fund

	Contracts (100 shares per contract)	Security
		Description	Value
	Call Options
	40	Colgate-Palmolive Co.
		Expiration: February, 2009,	$800
		Exercise Price: $70.00
	60	L-3 Communications Holdings, Inc.
		Expiration: February, 2009,	12,300
		Exercise Price: $80.00
	100	The McGraw-Hill Companies, Inc.
		Expiration: February, 2009,	3,000
		Exercise Price: $25.00
	100	Walgreen Co.
		Expiration: February, 2009,	8,500
		Exercise Price: $27.50
	Put Options
	100	State Street Corp.
		Expiration: February, 2009,
		Exercise Price: $35.00	110,000
		Total Options Written (Premiums received $95,800)	$134,600

	FAS 157 - Summary of Fair Value Exposure at January 31, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized
	in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

	Description	Investments in Securities	Written Options Contracts
	Level 1 - Quoted prices	$ 30,079,564	$ 134,600
	Level 2 - Other significant observable inputs	18,428,770	-
	Level 3 - Significant unobservable inputs	-	-
	Total	$ 48,508,334	$ 134,600

Schedule of Portfolio Investments
January 31, 2009 (Unaudited)
Alpine Dynamic Dividend Fund
		Security
	Shares	Description	Value

	Common Stocks - 98.9%
	Aerospace & Defense - 1.4%
	140,200	Raytheon Co.	$7,096,924

	Automobiles - 1.6%
	137,829	Porsche Auto SE (a)	8,117,865

	Beverages - 2.0%
	250,000	Molson Coors Brewing Co.	10,067,500

	Business Services - 0.6%
	131,043	Bolsas y Mercados Espanoles	2,854,050

	Capital Markets - 0.5%
	104,950	State Street Corp.	2,442,187

	Chemicals - 5.7%
	1,593,755	Israel Chemicals, Ltd.	11,301,172
	145,700	Monsanto Co.	11,081,942
	31,500	Syngenta AG	6,124,019
			28,507,133
	Commercial Banks - 2.0%
	1,255,500	Banco Santander Central Hispano SA	10,159,614

	Commercial Services & Supplies - 4.6%
	367,020	De La Rue PLC	4,983,736
	681,970	Healthcare Services Group, Inc.	10,447,781
	240,000	Waste Management, Inc.	7,485,600
			22,917,117
	Communications Equipment - 1.0%
	150,000	Qualcomm, Inc.	5,182,500

	Computers & Peripherals - 1.3%
	195,000	Hewlett-Packard Co.	6,776,250

	Construction & Engineering - 0.2%
	87,730	Outotec Oyj	1,246,851

	Consumer Durables & Apparel - 1.6%
	85,000	Nike, Inc.	3,846,250
	78,629	VF Corp.	4,404,797
			8,251,047
	Consumer Products & Services - 0.5%
	49,900	Kimberly-Clark Corp.	2,568,353

	Diversified Financials - 1.4%
	1,500,000	Anglo Irish Bank Corp. PLC	0
	274,500	JPMorgan Chase & Co.	7,002,495
			7,002,495

	Diversified Telecommunication Services - 2.3%
	225,000	AT&T, Inc.	5,539,500
	222,500	CenturyTel, Inc.	6,038,650
			11,578,150
	Electric Utilities - 3.9%
	67,000	American Electric Power Co., Inc.	2,100,450
	98,400	FirstEnergy Corp.	4,919,016
	489,200	Northeast Utilities	11,642,960
	37,300	Pinnacle West Capital Corp.	1,248,431
			19,910,857
	Energy Equipment & Services - 5.5%
	210,700	Diamond Offshore Drilling, Inc.	13,223,532
	66,000	Schlumberger, Ltd.	2,693,460
	1,433,300	SeaDrill, Ltd. (a)	11,962,448
			27,879,440
	Food & Staples Retailing - 5.4%
	351,200	CVS Caremark Corp.	9,440,256
	350,000	The Kroger Co.	7,875,000
	50,000	Safeway, Inc.	1,071,500
	184,300	Wal-Mart Stores, Inc.	8,684,216
			27,070,972
	Food Products - 3.4%
	984,271	B&G Foods, Inc.	4,567,017
	41,900	General Mills, Inc.	2,478,385
	222,100	The J.M. Smucker Co.	10,027,815
			17,073,217
	Food, Beverage, and Tobacco - 1.5%
	151,000	PepsiCo, Inc.	7,584,730

	Gas Utilities - 0.8%
	317,095	NiSource, Inc.	3,069,480
	41,000	Oneok, Inc.	1,198,020
			4,267,500

	Health Care Equipment & Supplies - 6.6%
	181,600	Baxter International, Inc.	10,650,840
	151,900	Becton, Dickinson & Co.	11,038,573
	454,025	Meridian Bioscience, Inc.	9,652,571
	61,600	Medtronic, Inc.	2,062,984
			33,404,968
	Health Care Providers & Services - 0.6%
	63,700	McKesson Corp.	2,815,540

	Hotels, Restaurants & Leisure - 1.6%
	128,300	McDonald's Corp.	7,443,966
	12,600	Sodexo	640,720
			8,084,686
	Household & Personal Products - 5.5%
	82,500	Colgate-Palmolive Co.	5,365,800
	99,900	Clorox Co.	5,009,985
	225,000	The Procter & Gamble Co.	12,262,500
	130,000	Reckitt Benckiser Group PLC	5,039,563
			27,677,848
	Industrial Conglomerates - 0.4%
	185,500	General Electric Co.	2,250,115

	Insurance - 2.1%
	644,000	Sampo Oyj	10,364,886

	IT Services - 0.5%
	101,182	Paychex, Inc.	2,457,711

	Machinery - 0.2%
	521,052	Bodycote PLC	921,227

	Marine - 0.2%
	610,000	Freeseas, Inc.	780,800

	Materials - 1.4%
	191,500	BHP Billiton, Ltd. - ADR	7,188,910

	Media - 6.9%
	719,950	China Digital TV Holding Co. Ltd. - ADR (a)	4,506,887
	1,143,700	Regal Entertainment Group - Class A	11,482,748
	1,000,000	Time Warner Cable, Inc. (a)	18,630,000
			34,619,635
	Metals & Mining - 2.0%
	466,100	Alcoa, Inc.	3,630,919
	106,400	Cliffs Natural Resources, Inc.	2,465,288
	272,800	Companhia Vale do Rio Doce - ADR	3,849,208
			9,945,415
	Oil, Gas & Consumable Fuels - 2.5%
	149,800	Consol Energy, Inc.	4,083,548
	44,000	Enterprise Products Partners LP	966,240
	93,300	Hess Corp.	5,188,413
	49,100	Kinder Morgan Energy Partners LP	2,432,905
			12,671,106
	Pharmaceuticals - 6.8%
	275,000	Abbott Laboratories	15,246,000
	79,700	Alcon, Inc.	6,825,508
	125,000	Bristol-Myers Squibb Co.	2,676,250
	86,000	Novartis AG - ADR	3,548,360
	423,100	Pfizer, Inc.	6,168,798
			34,464,916
	Real Estate Investment Trust - 0.6%
	380,000	Westfield Group	2,907,085

	Semiconductor & Semiconductor Equipment - 1.6%
	290,000	Intel Corp.	3,741,000
	217,300	Microchip Technology, Inc.	4,122,181
			7,863,181
	Software - 2.6%
	245,000	Microsoft Corp.	4,189,500
	27,504	Nintendo Co., Ltd.	8,664,365
			12,853,865
	Specialty Retail - 0.2%
	26,000	The Sherwin-Williams Co.	1,241,500

	Telecommuincations - 0.5%
	646,520	Hutchison Telecomm - ADR	2,417,985

	Transportation - 2.1%
	974,500	Macquarie Infrastructure Co. LLC	4,014,940
	63,900	Norfolk Southern Corp.	2,451,204
	88,200	Union Pacific Corp.	3,862,278
			10,328,422
	Utilities - 6.8%
	95,000	Exelon Corp.	5,150,900
	271,900	Fortum Oyj	5,319,563
	184,000	FPL Group, Inc.	9,485,200
	338,100	ITC Holdings Corp.	14,193,438
			34,149,101
		Total Common Stocks (Cost $699,907,353)	497,963,654

	Investment Companies - 3.0%
	Financials - 3.0%
	4,650,900	ProShares Ultra Financials	15,068,916
		Total Investment Companies (Cost $15,251,987)	15,068,916

	Short-Term Investments - 0.9%
	984	Alpine Municipal Money Market Fund	984
	4,696,150	Federated Treasury Obligations Fund	4,696,150
		Total Short-Term Investments (Cost $4,697,134)	4,697,134
		Total Investments (Cost $719,856,474) - 102.8%	517,729,704
		Liabilities in Excess of Other Assets - (2.8)%	(14,097,197)
		TOTAL NET ASSETS - 100.0%	$503,632,507

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

Schedule of Options Written
January 31, 2009 (Unaudited)
Alpine Dynamic Dividend Fund
	Contracts (100 shares per contract)	Security
		Description	Value
	Call Options
	400	Colgate-Palmolive Co.
		Expiration: February, 2009
		Exercise Price: $70.00	$8,000
	950	Exelon Corp.
		Expiration: February, 2009
		Exercise Price: $55.00	133,000
	275	McDonald's Corp.
		Expiration: February, 2009
		Exercise Price: $65.00	2,200
	212	Nike, Inc.
		Expiration: February, 2009
		Exercise Price: $55.00	1,060
	350	PepsiCo, Inc.
		Expiration: February, 2009
		Exercise Price: $57.50	3,500
	200	Qualcomm, Inc.
		Expiration: February, 2009
		Exercise Price: $40.00	1,800
	27	Reckitt Benckiser Group PLC
		Expiration: March, 2009
		Exercise Price: $28.00	27,781
	306	Molson Coors Brewing Co.
		Expiration: February, 2009
		Exercise Price: $50.00	1,530
		Total Options Written (Premiums received $672,620)	$178,871

	FAS 157 - Summary of Fair Value Exposure at January 31, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized
	in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair
	value of investments)
	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing
	in those securities.
	The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

	Description	Investments in Securities	Written Options Contracts
	Level 1 - Quoted prices	$ 505,126,535	$ 178,871
	Level 2 - Other significant observable inputs	12,603,169	-
	Level 3 - Significant unobservable inputs	-	-
	Total	$ 517,729,704	$ 178,871

Schedule of Portfolio Investments
January 31, 2009 (Unaudited)
Alpine Dynamic Financial Services Fund
		Security
	Shares	Description		Value
	Common Stocks - 101.0%
	Capital Markets - 44.1%
	30,850	BGC Partners, Inc.		$74,348
	20,000	Blackstone Group LP		90,200
	7,124	BM&F Bovespa SA		20,543
	125,000	Bolsa Mexicana de Valores (a)		85,089
	665	CME Group, Inc.		115,650
	19,700	Cowen Group, Inc. (a)		113,275
	10,400	FCStone Group, Inc. (a)		40,040
	7,500	Fortress Investment Group LLC		11,250
	18,500	GFI Group, Inc.		58,090
	3,000	The Goldman Sachs Group, Inc.		242,190
	3,000	Hong Kong Exchanges and Clearing Ltd.		26,308
	5,173	Interactive Brokers Group, Inc. (a)		78,992
	4,315	IntercontinentalExchange, Inc. (a)		245,653
	2,000	Investment Technology Group, Inc. (a)		43,360
	41,500	JMP Group, Inc.		209,990
	1,000	Legg Mason, Inc.		16,060
	33,100	MF Global Ltd. (a)		89,370
	1,000	Morgan Stanley		20,230
	7,000	The NASDAQ OMX Group, Inc. (a)		152,740
	4,000	NYSE Euronext		88,000
	2,000	Och-Ziff Capital Management Group		9,900
	7,500	OptionsXpress Holdings, Inc.		81,675
	38,489	Sanders Morris Harris Group, Inc.		160,114
	6,900	Thomas Weisel Partners Group, Inc. (a)		21,321
	4,000	TradeStation Group, Inc. (a)		22,040
				2,116,428
	Commercial Banks - 25.7%
	3,100	American Community Bancshares, Inc.		26,567
	75,000	Banco do Estado do Rio Grande do Sul SA		175,216
	26,600	Banco Panamericano SA		35,314
	1,000	Bancorp Rhode Island, Inc.		19,620
	12,400	Bank of Florida Corp. (a)		38,316
	2,428	Barclays PLC		3,733
	15,000	California United Bank (a)		117,000
	4,000	Cardinal Financial Corp.		22,200
	20,000	Citigroup, Inc.		71,000
	21,194	Citizens First Corp.		91,389
	15,000	The Colonial BancGroup, Inc.		11,850
	4,700	Community National Bank of the Lakeway Area (a)		17,038
	4,000	First Business Financial Services, Inc.		50,400
	1,260	First Community Bank Corp. of America (a)		4,662
	1,500	ICICI Bank Ltd. - ADR		24,720
	930	MB Financial, Inc.		15,196
	10,200	New Centry Bancorp, Inc. (a)		49,980
	2,000	North Valley Bancorp		7,460
	2,375	Old Point Financial Corp.		41,444
	12,042	Pacific Mercantile Bancorp		50,576
	568	PNC Financial Services Group		18,471
	400	Prosperity Bancshares, Inc.		10,820
	3,120	Rurban Financial Corp.		24,336
	2,388	The South Financial Group, Inc.		4,489
	13,750	Southern National Bancorp of Virginia, Inc. (a)		82,363
	5,000	State Bancorp, Inc.		30,000
	2,500	Sterling Bancorp		27,550
	7,500	Sterling Bancshares, Inc.		41,700
	6,000	Summit State Bank		31,290
	500	Superior Bancorp (a)		1,370
	1,200	Texas Capital Bancshares, Inc. (a)		13,548
	15,000	Tidelands Bancshares, Inc. (a)		43,500
	2,315	Valley Community Bancorp (a)		15,626
	1,000	Wintrust Financial Corp.		13,370
				1,232,114
	Commercial Services & Supplies - 1.6%
	13,000	CAI International, Inc. (a)		29,250
	2,000	Deluxe Corp.		23,060
	3,500	Experian Group, Ltd.		21,924
				74,234
	Industrial Conglomerates - 1.8%
	7,000	General Electric Co.		84,910

	Insurance - 8.3%
	10,000	Ambac Financial Group, Inc.		11,400
	14,900	Castlepoint Holdings, Ltd.		202,342
	1,500	China Life Insurance Co. Ltd. - ADR		59,370
	8,000	CRM Holdings, Ltd. (a)		9,360
	5,000	Lincoln National Corp.		75,650
	3,000	MBIA, Inc.		11,580
	10,000	XL Capital, Ltd.		29,000
				398,702
	IT Services - 5.7%
	1,000	Bankrate, Inc. (a)		33,360
	275,618	Goldleaf Financial Solutions (a)		192,933
	15,000	Online Resources Corp. (a)		47,400
				273,693
	Thrifts & Mortgage Finance - 13.8%
	42,400	Alliance Bancorp, Inc.		337,504
	1,700	Astoria Financial Corp.		15,436
	5,000	Central Federal Corp.		14,750
	2,280	Cooperative Bankshares, Inc.		2,679
	2,144	Fidelity Bancorp, Inc.		15,673
	10,000	First Keystone Financial, Inc. (a)		65,500
	5,895	First Pactrust Bancorp, Inc.		47,160
	1,900	Heritage Financial Corp.		23,237
	9,700	Magyar Bancorp, Inc. (a)		46,075
	1,100	Parkvale Financial Corp.		13,497
	10,000	United Western Bancorp, Inc.		81,300
				662,811
		Total Common Stocks (Cost $11,975,418)		4,842,892

	Investment Companies - 10.9%
	Capital Markets - 10.9%
	30,000	Allied Capital Corp.		46,800
	25,000	Direxion Financial Bull 3X Shares		230,250
	3,500	Direxion Large Cap Bull 3X Shares		96,320
	2,000	Direxion Small Cap Bull 3X Shares		47,320
	32,000	ProShares Ultra Financials		103,680
		Total Investment Companies (Cost $1,136,509)		524,370

	Short-Term Investments - 0.0%
	814	Federated Treasury Obligations Fund		814
		Total Short-Term Investments (Cost $814)		814
		Total Investments (Cost $13,112,741) - 111.9%		5,368,076
		Liabilities in Excess of Other Assets - (11.9)%		(570,636)
		TOTAL NET ASSETS - 100.0%		$4,797,440

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.

	FAS 157 - Summary of Fair Value Exposure at January 31, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

	Description		Investments in Securities
	Level 1 - Quoted prices		$ 5,157,546
	Level 2 - Other significant observable inputs		210,530
	Level 3 - Significant unobservable inputs		-
	Total		$ 5,368,076

Schedule of Portfolio Investments
January 31, 2009 (Unaudited)
Alpine Dynamic Innovators Fund
		Security
	Shares	Description		Value
	Common Stocks - 108.7%
	Aerospace & Defense - 2.4%
	15,000	BE Aerospace, Inc. (a)		$145,050
	10,000	Hexcel Corp. (a)		82,900
				227,950
	Biotechnology - 2.6%
	10,000	Charles River Laboratories International, Inc. (a)		244,100

	Chemicals - 0.9%
	30,000	Flotek Industrials, Inc. (a)		86,700

	Commercial Products & Services - 12.5%
	10,000	Air Products & Chemicals, Inc.		503,000
	35,000	LSI Industries, Inc.		159,250
	5,391	Middleby Corp. (a)		124,856
	57,000	PowerSecure International, Inc. (a)		224,010
	32,857	Westport Innovations, Inc. - ADR (a)		174,165
				1,185,281
	Communications - 2.9%
	40,000	Alvarion, Ltd. (a)		131,600
	10,000	Polycom, Inc. (a)		140,500
				272,100
	Computers & Peripherals - 1.8%
	5,000	Hewlett-Packard Co.		173,750

	Consumer Products & Services - 6.3%
	9,000	Priceline.com, Inc. (a)		603,810

	Electronic Systems & Equipment - 21.9%
	21,000	FLIR Systems, Inc. (a)		524,370
	13,000	Itron, Inc. (a)		848,900
	33,000	Logitech International SA (a)		316,470
	12,975	MOCON, Inc.		107,173
	26,000	Stratasys, Inc. (a)		278,460
				2,075,373
	Energy Production Equipment - 0.4%
	25,000	ION Geophysical Corp. (a)		37,500

	Financial Services - 5.3%
	13,000	Ambac Financial Group, Inc.		14,820
	1,000	CME Group, Inc.		173,910
	8,500	Portfolio Recovery Associates, Inc. (a)		200,515
	5,000	Redecard SA - ADR (b)		112,988
				502,233
	Health Care Equipment & Supplies - 19.2%
	15,000	Abiomed, Inc. (a)		202,350
	4,000	Alcon, Inc.		342,560
	16,000	ArthroCare Corp. (a)		110,720
	16,000	Hologic, Inc. (a)		188,640
	2,800	Intuitive Surgical, Inc. (a)		289,044
	10,000	Medtronic, Inc.		334,900
	21,700	Synovis Life Technologies, Inc. (a)		353,493
				1,821,707
	Health Care Providers & Services - 6.7%
	7,000	Allscripts Healthcare Solutions, Inc.		58,940
	28,000	inVentiv Health, Inc. (a)		267,120
	8,000	Mednax, Inc. (a)		268,560
	10,000	NightHawk Radiology Holdings, Inc. (a)		42,600
				637,220

	Hotels, Restaurants & Leisure - 3.1%
	20,000	Life Time Fitness, Inc. (a)		296,200

	Information Technology - 4.3%
	16,400	Ansys, Inc. (a)		407,704

	Life Sciences Tools & Services - 15.6%
	10,000	Life Technologies Corp. (a)		254,600
	55,216	Sequenom, Inc. (a)		1,223,587
				1,478,187
	Machinery - 2.3%
	4,000	Flowserve Corp.		213,240

	Metals & Mining - 0.2%
	125,000	Imdex Ltd.		21,445

	Software - 0.3%
	13,000	Scientific Learning Corp. (a)		25,870
		Total Common Stocks (Cost $19,508,936)		10,310,370

	Short-Term Investments - 0.0%
	372	Federated Treasury Obligations Fund		372
		Total Short-Term Investments (Cost $372)		372
		Total Investments (Cost $19,509,308) - 108.7%		10,310,742
		Liabilities in Excess of Other Assets - (8.7)%		(823,228)
		TOTAL NET ASSETS - 100.0%		$9,487,514

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines
	established by the Board of Trustees. Securities restricted under Rule 144A comprised 1.2% of the Fund's net assets.

	FAS 157 - Summary of Fair Value Exposure at January 31, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

	Description		Investments in Securities
	Level 1 - Quoted prices		$ 10,310,742
	Level 2 - Other significant observable inputs		-
	Level 3 - Significant unobservable inputs		-
	Total		$ 10,310,742

Schedule of Portfolio Investments
January 31, 2009 (Unaudited)
Alpine Dynamic Transformations Fund

		Security
	Shares	Description		Value
	Common Stocks - 91.5%
	Aerospace & Defense - 1.7%
	4,000	BE Aerospace, Inc. (a)		$38,680

	Auto Components - 6.5%
	6,000	Autoliv, Inc.		110,340
	10,000	Exide Technologies (a)		36,300
				146,640
	Banks - 1.7%
	1,991	Wells Fargo & Company		37,630

	Capital Markets - 4.1%
	4,000	State Street Corp.		93,080

	Chemicals - 4.5%
	10,000	Flotek Industries, Inc. (a)		28,900
	2,000	Mosaic Co.		71,340
				100,240
	Computers & Peripherals - 7.0%
	3,000	Hewlett-Packard Co.		104,250
	5,000	Stratasys, Inc. (a)		53,550
				157,800
	Diversified Financial Services - 3.9%
	500	CME Group, Inc.		86,955

	Energy Equipment & Services - 0.2%
	1,000	Helix Energy Solutions Group, Inc. (a)		5,150

	Financial Services - 3.6%
	1,000	The Goldman Sachs Group, Inc.		80,730

	Health Care Equipment & Supplies - 11.5%
	10,000	Abiomed, Inc. (a)		134,900
	1,200	Intuitive Surgical, Inc. (a)		123,876
				258,776
	Health Care Providers & Services - 4.5%
	3,000	Emergency Medical Services Corp. (a)		100,560

	Hotels, Restaurants & Leisure - 5.4%
	3,000	Life Time Fitness, Inc. (a)		44,430
	8,000	Starbucks Corp. (a)		75,520
				119,950
	Household Durables - 7.2%
	200	NVR, Inc. (a)		85,218
	3,000	Pulte Homes, Inc.		30,450
	3,000	The Ryland Group, Inc.		46,800
				162,468
	Industrial Conglomerates - 1.8%
	3,300	General Electric Co.		40,029

	Internet & Catalog Retail - 4.5%
	1,500	Priceline.com, Inc. (a)		100,635

	Machinery - 16.9%
	7,300	Ingersoll-Rand Company, Ltd.		118,333
	10,000	Pall Corp.		260,700
				379,033
	Oil, Gas & Consumable Fuels - 6.5%
	2,200	Chesapeake Energy Corp.		34,782
	2,000	CONSOL Energy, Inc.		54,520
	3,000	Walter Industries, Inc.		55,320
				144,622
	Total Common Stocks (Cost $3,669,199)			2,052,978

	Short-Term Investments - 8.1%
	180,542	Federated Treasury Obligations Fund		180,542
		Total Short-Term Investments (Cost $180,542)		180,542
		Total Investments (Cost $3,849,741) - 99.6%		2,233,520
		Other Assets in Excess of Liabilities - 0.4%		9,153
		TOTAL NET ASSETS - 100.0%		$2,242,673

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

	FAS 157 - Summary of Fair Value Exposure at January 31, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

	Description		Investments in Securities
	Level 1 - Quoted prices		$ 2,233,520
	Level 2 - Other significant observable inputs		-
	Level 3 - Significant unobservable inputs		-
	Total		$ 2,233,520

Schedule of Portfolio Investments
January 31, 2009 (Unaudited)
Alpine Accelerating Dividend Fund
	Security
Shares	Description		Value

Common Stocks - 56.5%
Aerospace & Defense - 6.5%
600	General Dynamics Corp.		$34,038
400	L-3 Communications Holdings, Inc.		31,608
			65,646
Chemicals - 4.5%
225	Monsanto Co.		17,113
800	Sigma-Aldrich Corp.		28,864
			45,977

Communications Equipment - 3.4%
800	Harris Corp.		34,632

Containers & Packaging - 2.8%
1,250	Sonoco Products Co.		28,662

Electrical Equipment - 2.8%
850	Emerson Electric Co.		27,795

Food - 8.8%
625	General Mills, Inc.		36,969
700	J&J Snack Foods Corp.		24,437
1,250	Sysco Corp.		27,863
			89,269
Health Care Equipment & Supplies - 8.5%
350	Alcon, Inc.		29,974
400	Becton, Dickinson & Co.		29,068
1,000	Dentsply International, Inc.		26,910
			85,952
Household Products - 6.3%
550	Colgate-Palmolive Co.		35,772
550	Kimberly-Clark Corp.		28,308
			64,080
IT Services - 4.9%
1,000	Accenture Ltd.		31,560
500	Automatic Data Processing, Inc.		18,165
			49,725
Media - 1.6%
450	John Wiley & Sons, Inc.		15,944

Pharmaceuticals - 2.2%
400	Abbott Laboratories		22,176

Savings & Loans - 2.0%
1,250	Peoples United Financial, Inc.		20,450

Telecommunications - 2.2%
700	Waste Management, Inc.		21,833
	Total Common Stocks (Cost $562,321)		572,141

Short-Term Investments - 46.0%
466,305	Federated Treasury Obligations Fund		466,305
	Total-Short Term Investments (Cost $466,305)		466,305
	Total Investments (Cost $1,028,626) - 102.5%		1,038,446
	Liabilities in Excess of Other Assets - (2.5)%		(25,021)
	TOTAL NET ASSETS - 100.0%		$1,013,425

Percentages are stated as a percent of net assets.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

Description		Investments in Securities
Level 1 - Quoted prices		$ 1,038,446
Level 2 - Other significant observable inputs		-
Level 3 - Significant unobservable inputs		-
Total		$ 1,038,446

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

Dynamic
Balance Fund
Cost of investments	$68,498,520
Gross unrealized appreciation	5,061,643
Gross unrealized depreciation	(25,051,829)
Net unrealized depreciation	($19,990,186)

Dynamic
Dividend Fund
Cost of investments	$730,808,090
Gross unrealized appreciation	10,294,400
Gross unrealized depreciation	(223,372,786)
Net unrealized depreciation	($213,078,386)

Dynamic Financial
Services Fund
Cost of investments	$13,360,985
Gross unrealized appreciation	18,044
Gross unrealized depreciation	(8,010,953)
Net unrealized depreciation	($7,992,909)

Dynamic
Innovators Fund
Cost of investments	$19,619,750
Gross unrealized appreciation	941,951
Gross unrealized depreciation	(10,250,959)
Net unrealized depreciation	($9,309,008)

Dynamic
Transformations Fund
Cost of investments	$3,849,741
Gross unrealized appreciation	34,684
Gross unrealized depreciation	(1,650,905)
Net unrealized depreciation	($1,616,221)

Accelerating
Dividend Fund
Cost of investments	$1,028,626
Gross unrealized appreciation	20,352
Gross unrealized depreciation	(10,532)
Net unrealized depreciation	$9,820

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Series Trust

By (Signature and Title)   /s/ Samuel A. Lieber
                                                   Samuel A. Lieber, President

Date    3/30/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Samuel A. Lieber
                                                 Samuel A. Lieber, President

Date   3/30/09

By (Signature and Title) /s/ Meimei Li
                                                 Meimei Li, Treasurer

Date   3/30/09